Exit cost obligations (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Expense recognised by year		$ 6,266	$ 2,183	$ 0
United Kingdom | Wind Down of Deposit Taking and Investment Management Business
Restructuring Cost and Reserve [Line Items]
Expense recognised by year		6,266	2,183
Expense recognised by year, Costs to be recognised in the future		2,772
Expense recognised by year, Total exit costs expected to be incurred		11,221
Amounts paid by year		8,264	0
Exit cost liability	$ 2,183	185	2,183
United Kingdom | Staff redundancy expenses | Wind Down of Deposit Taking and Investment Management Business
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, amount expensed	5,100
Expense recognised by year		2,810	634
Expense recognised by year, Costs to be recognised in the future		116
Expense recognised by year, Total exit costs expected to be incurred		3,560
Amounts paid by year		3,329	0
Exit cost liability	634	115	634
United Kingdom | Professional services | Wind Down of Deposit Taking and Investment Management Business
Restructuring Cost and Reserve [Line Items]
Expense recognised by year		2,284	1,549
Expense recognised by year, Costs to be recognised in the future		219
Expense recognised by year, Total exit costs expected to be incurred		4,052
Amounts paid by year		3,763	0
Exit cost liability	1,549	70	1,549
United Kingdom | Lease termination expenses | Wind Down of Deposit Taking and Investment Management Business
Restructuring Cost and Reserve [Line Items]
Expense recognised by year		0	0
Expense recognised by year, Costs to be recognised in the future		1,513
Expense recognised by year, Total exit costs expected to be incurred		1,513
Amounts paid by year		0	0
Exit cost liability	0	0	0
United Kingdom | Other expenses | Wind Down of Deposit Taking and Investment Management Business
Restructuring Cost and Reserve [Line Items]
Expense recognised by year		1,172	0
Expense recognised by year, Costs to be recognised in the future		924
Expense recognised by year, Total exit costs expected to be incurred		2,096
Amounts paid by year		1,172	0
Exit cost liability	$ 0	$ 0	$ 0